                                  CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of Janus Aspen Series (the "Registrant"). Registrant's 1933 Act No. is 33-63212 and Registrant's 1940 Act No. is 811-7736.

2. There are no changes to the Prospectuses and Money Market Portfolio -- Institutional Shares Statement of Additional Information ("SAI") from the forms of the Prospectuses and Money Market Portfolio -- Institutional Shares SAI that were filed in Post-Effective Amendment No. 43 ("PEA No. 43") on May 1, 2007, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

      Balanced Portfolio                       Large Cap Growth Portfolio
      -- Institutional Shares                  -- Institutional Shares
      -- Service Shares                        -- Service Shares

      Flexible Bond Portfolio                  Mid Cap Growth Portfolio
      -- Institutional Shares                  -- Institutional Shares
      -- Service Shares                        -- Service Shares

      Foreign Stock Portfolio                  Mid Cap Value Portfolio
      -- Service Shares                        -- Institutional Shares
                                               -- Service Shares
      Forty Portfolio
      -- Institutional Shares                  Money Market Portfolio
      -- Service Shares                        -- Institutional Shares

      Fundamental Equity Portfolio             Janus Aspen INTECH Risk-Managed Core Portfolio
      -- Institutional Shares                  -- Service Shares
      -- Service Shares
                                               Janus Aspen INTECH Risk-Managed Growth Portfolio
      Global Life Sciences Portfolio           -- Service Shares
      -- Institutional Shares
      -- Service Shares                        Small Company Value Portfolio
                                               -- Service Shares
      Global Technology Portfolio
      -- Institutional Shares                  Worldwide Growth Portfolio
      -- Service Shares                        -- Institutional Shares
      -- Service II Shares                     -- Service Shares
                                               -- Service II Shares
      Growth and Income Portfolio
      -- Institutional Shares
      -- Service Shares
                                               (collectively, the "Portfolios")
      International Growth Portfolio
      -- Institutional Shares
      -- Service Shares
      -- Service II Shares

3. The text of PEA No. 43 has been filed electronically.

DATED: May 3, 2007

                                    JANUS ASPEN SERIES
                                    on behalf of the Portfolios


                                    By:   /s/ Stephanie Grauerholz-Lofton
                                          --------------------------------------
                                          Stephanie Grauerholz-Lofton, Esq.
                                          Vice President